Share-based compensation - Restricted shares (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€)
EUR [Member]
Disclosure of share-based compensation [Line items]
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement	€ 25.04
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement	€ 25.51
Number of other equity instruments outstanding, end of year	1,730,699	[1],[2]
EUR [Member] | Restricted shares [Member]
Disclosure of share-based compensation [Line items]
Weighted average exercise price beginning of year	€ 24.40
Number of other equity instruments outstanding, beginning of year	1,666,960	[1],[2]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	€ 754,374	[1],[2]
Granted	32.84
Vested issued	557,603	[1],[2]
Forfeited	133,031	[1],[2]
Weighted average exercise price end of year	€ 27.79
USD [Member] | Restricted shares [Member]
Disclosure of share-based compensation [Line items]
Weighted average exercise price beginning of year	€ 27.78
Number of other equity instruments outstanding, beginning of year	1,711,903	[1],[2]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	€ 36.61
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement	28.63
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement	€ 28.74
Granted	758,368	[1],[2]
Vested issued	521,055	[1],[2]
Forfeited	266,590	[1],[2]
Weighted average exercise price end of year	€ 31.35
Number of other equity instruments outstanding, end of year	1,682,625	[1],[2]

[1]	Excludes dividend declared on outstanding shares between grant date and vesting date that will be issued in shares (EUR-denominated: 83,184 shares and USD-denominated: 79,537 shares).
[2]	Excludes premium shares on Restricted shares granted before 2013. ( 20% additional (premium) shares that may be received if shares delivered under the plan are not sold for a three-year period).